GREAT-WEST LIFE & ANNUITY INSURANCE COMPANY OF NEW YORK

50 Main Street

White Plains, New York 10606

October 4, 2012

VIA EDGAR

Securities and Exchange Commission

100 F Street, N.E.

Washington, DC 20549

Attention: Filing Desk

RE:	COLI VUL-4 Series Account
497 (j) Filing (File Nos. 333-146241, 811-22102)
Great-West Life & Annuity Insurance Company of New York

Ladies and Gentlemen:

In lieu of filing the form of the prospectus for COLI VUL-4 Series Account (the “Account”) pursuant to paragraph (c) of Rule 497 under the Securities Act of 1933, the Account hereby certifies:

1.	the form of the prospectus and Statement of Additional Information that would have been filed under paragraph (c) of Rule 497 does not differ from that contained in Post Effective Amendment No. 8 to the Account’s registration statement on Form N-6, the most recent amendment to the Account’s registration statement; and

2.	the text of Post Effective Amendment No. 8 to the Account’s registration statement on Form N-6, the most recent amendment to the Account’s registration statement, has been filed with the Securities and Exchange Commission electronically via EDGAR transmission, on September 27, 2012.

If you should require any additional information regarding the foregoing, please do not hesitate to contact me at (303) 737-3821.

COLI VUL-4 Series Account (Registrant)

By: /s/ Julie J. Collett

Julie J. Collett

Lead Counsel